Condensed Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash used in operating activities
Loss for the period	$ (59,426)	$ (16,661)
Adjustments for non-monetary items:
Share-based compensation expense	8,074	13,398
Impairments of assets	146	0
Depreciation of property, plant and equipment	249	261
Amortization of intangible assets	52	26
Impairment of intangible assets	743	0
Depreciation of right-of-use assets	393	307
Gain from reversal of inventory impairment charges	0	(361)
Share of results in joint venture	1,363	2,502
Deferred tax asset	(848)	(3,856)
Change in defined benefit pension liability	0	72
Convertible loans, derivatives, change in fair value	0	(15,855)
Warrant obligations, change in fair value	(1,272)	0
Employee stock purchase plan deductions	244	0
Financial income	(2,304)	(18,307)
Financial expense	10,291	9,165
Exchange differences	18	(63)
Operating loss before working capital changes	(42,277)	(29,372)
Decrease in accounts receivable, net	48,901	3,466
Decrease (increase) in other current assets	(175)	(355)
Decrease (increase) in other current assets	55	(1,065)
(Decrease) increase in accounts payable	(3,663)	4,383
Increase in income taxes	587	2,686
Decrease in other liabilities and other payables	(12,090)	(10,666)
Cash used in operating activities	(8,662)	(30,923)
Interest paid	(3,841)	(1,838)
Interest received	2,795	18
Interest expense on lease obligations	126	52
Payments made under royalty financing transaction	(4,885)	(1,191)
Tax paid	(304)	0
Net cash used in operating activities	(14,771)	(33,882)
Cash used in investing activities
Payment for purchase of property, plant and equipment	(996)	(229)
Payment for purchase of intangible assets	(20)	(889)
Payment for deposits	0	(330)
Net cash used in investing activities	(1,016)	(1,448)
Cash provided by (used in) financing activities
Principal portion of lease obligation payments	(196)	(258)
Net cash provided by (used in) financing activities	(196)	(258)
Net decrease in cash and cash equivalents	(15,983)	(35,588)
Exchange losses on cash and cash equivalents	89	(82)
Cash and cash equivalents at beginning of the period	326,441	466,544
Cash and cash equivalents at end of the period	310,547	430,874
Supplemental Non-Cash Investing Information
Capital expenditures and intangible asset acquisitions recorded in Accounts payable	$ 411	$ 0